Issued Capital	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Issued Capital
18.	Issued Capital

		December 31	December 31
(US dollars in thousands)	Note	2018	2017

Issued capital

Share capital issued and outstanding: 444,336,361 common shares (December 31, 2017: 442,724,309 common shares)	18.1	$3,516,437	$3,472,029

18.1.	Shares Issued

The Company is authorized to issue an unlimited number of common shares having no par value and an unlimited number of preference shares issuable in series. As at December 31, 2018, the Company had no preference shares outstanding.

A continuity schedule of the Company’s issued and outstanding common shares from January 1, 2017 to December 31, 2018 is presented below:

	Number of Shares	Weighted Average Price

At January 1, 2017	441,456,217

Share purchase options exercised [1]	70,600	Cdn$24.83

Restricted share units released [1]	21,975	$0.00

Dividend reinvestment plan [2]	1,175,517	US$20.34

At December 31, 2017	442,724,309

Share purchase options exercised [1]	46,800	Cdn$24.28

Restricted share units released [1]	104,178	$0.00

Dividend reinvestment plan [2]	1,461,074	US$18.28

At December 31, 2018	444,336,361

1)	The weighted average price of share purchase options exercised and restricted share units released represents the respective exercise price.
2)

The Company has implemented a dividend reinvestment plan (“DRIP”) whereby shareholders can elect to have dividends reinvested directly into additional Wheaton common shares. The weighted average price for common shares issued under the DRIP represents the volume weighted average price of the common shares on the five trading days preceding the dividend payment date, less a discount of 3%.

18.2.	Dividends Declared

	Years Ended December 31
	2018			2017

Dividends declared per share	$0.36		$0.33
Average number of shares eligible for dividend	443,386		441,962

Total dividends paid	$159,619		$145,848

Paid as follows:
Cash	$132,915	83%	$121,934	84%
DRIP [2]	26,704	17%	23,914	16%

Total dividends paid	$159,619	100%	$145,848	100%

Shares issued under the DRIP	1,461,074		1,175,517

1)	US dollars in thousands, except per share amounts.
2)

The Company has implemented a dividend reinvestment plan (“DRIP”) whereby shareholders can elect to have dividends reinvested directly into additional Wheaton common shares at a discount of 3% of the Average Market Price, as defined in the DRIP.

3)	As at December 31, 2018, cumulative dividends of $918 million have been declared and paid by the Company.